Accrued Expenses and Other Current Liabilities (Details) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Convertible preferred shares issuable upon purchase consideration	11,938
Number of share options granted			759,605
Exercise price of share options granted as part of modification of purchase consideration (in Dollars per share)			$ 4.2971
Remaining contractual term of share options exercisable		6 years 7 months 13 days
Lin's [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Number of share options granted	11,938
Exercise price of share options granted as part of modification of purchase consideration (in Dollars per share)	$ 0.0016
Remaining contractual term of share options exercisable	10 years
Lin's [Member] | Series C-1 Redeemable Convertible Preferred Shares [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Convertible preferred shares issuable upon purchase consideration				11,938